Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Supplement [Text Block]	bf11_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock U.S. Opportunities Portfolio

(the “Fund”)

Supplement dated March 28, 2017 to the Summary Prospectuses, the

Prospectuses and the Statement of Additional Information of the Fund, each dated January 27, 2017

The Board of Trustees (the “Board”) of BlackRock FundsSM recently approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund and certain changes to the Fund’s investment objective, investment strategies and investment process. The name of the Fund will be “BlackRock High Equity Income Fund.” In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark index against which the Fund compares its performance. These changes are expected to become effective on or about June 12, 2017.

In addition, effective on or about June 12, 2017, the Board approved a reduction in the existing contractual expense caps for the Fund’s Investor A, Investor B, Investor C, Institutional, Service and Class R Shares. To achieve these expense caps, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment adviser, has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor B, Investor C, Institutional, Service and Class R Shares. BlackRock may recoup some of the waivers and reimbursements to the Fund in the following two fiscal years.

Accordingly, effective on or about June 12, 2017, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

Change in the Fund’s Name

BlackRock U.S. Opportunities Portfolio is renamed BlackRock High Equity Income Fund.

Change in the Fund’s Investment Objective

The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock U.S. Opportunities Portfolio — Investment Objective” or “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Investment Objective,” as applicable, is deleted in its entirety and replaced with the following:

The investment objective of BlackRock High Equity Income Fund (“High Equity Income” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek high current income with consideration for capital appreciation.

Change in the Fund’s Benchmark Index

Effective on or about June 12, 2017, the Fund is replacing the Russell Midcap® Index as a performance benchmark against which the Fund measures its performance with the Russell 1000 Value® Index.

Change in the Fund’s Contractual Expense Caps

The section of the Investor and Institutional Shares Summary Prospectus and the Investor and Institutional Shares Prospectus entitled “Key Facts About BlackRock U.S. Opportunities Portfolio — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 59 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-70 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	[1]	4.50%	[2]	1.00%	[3]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares
Management Fee[4]	0.94%		0.94%		0.94%		0.94%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		None
Other Expenses	0.28%		0.32%		0.26%		0.25%
Acquired Fund Fees and Expenses[5]	0.01%		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses[5]	1.48%		2.27%		2.21%		1.20%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.37)%		(0.41)%		(0.35)%		(0.34)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	1.11%		1.86%		1.86%		0.86%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” in the Fund’s prospectus for the complete schedule of CDSCs.)

[3]	There is no CDSC on Investor C Shares after one year.

[4]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 75, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[5]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.

[6]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 75, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.10% (for Investor A Shares), 1.85% (for Investor B and Investor C Shares) and 0.85% (for Institutional Shares) through January 31, 2019. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$632	$934	$1,257	$2,171
Investor B Shares	$639	$1,020	$1,378	$2,374
Investor C Shares	$289	$658	$1,153	$2,517
Institutional Shares	$88	$347	$627	$1,424

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor B Shares	$189	$670	$1,178	$2,374
Investor C Shares	$189	$658	$1,153	$2,517

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

The section of the Service Shares Summary Prospectus and the Service Shares Prospectus entitled “Key Facts About BlackRock U.S. Opportunities Portfolio — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of BlackRock High Equity Income Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee[1]	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[2]	1.44%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.33)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,3]	1.11%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 43, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.

[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 43, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.10% of average daily net assets through January 31, 2019. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$113	$423	$756	$1,696

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

The section of the Class R Shares Prospectus entitled “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class R Shares of BlackRock High Equity Income Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R Shares
Management Fee[1]	0.94%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses[2]	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.73%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.37)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,3]	1.36%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.

[3]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets through January 31, 2019. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$138	$509	$904	$2,010

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Changes in the Fund’s Investment Strategy and Investment Process

The section of the Summary Prospectuses and Prospectuses entitled “Key Facts about BlackRock U.S. Opportunities Portfolio — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Investment Strategies of the Fund” or “Details About the Funds — How Each Fund Invests — U.S. Opportunities — Principal Investment Strategies,” as applicable, is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities and equity-related instruments, including equity-linked notes. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. The Fund may invest up to 50% of its assets in equity-linked notes that provide exposure to equity securities and covered call options or other types of financial instruments.

With respect to the Fund’s equity investments, the Fund may invest in common stock, preferred stock, securities convertible into common and preferred stock and non-convertible preferred stock. The Fund generally intends to invest in dividend paying stocks. From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”). The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. BlackRock chooses investments for the Fund that it believes will both provide current income and current gains as well as increase in value over the long term.

The Fund’s portfolio, in the aggregate, will be structured in a manner designed to deliver high current income with consideration for capital appreciation.

The Fund intends to employ a strategy of writing (selling) covered call and put options on common stocks, indices of securities, sectors of securities and baskets of securities, primarily through structured notes. This option strategy is intended to generate current gains from option premiums as a means to enhance distributions payable to the Fund’s shareholders. As the Fund writes more covered call options, its ability to benefit from capital appreciation becomes more limited and the Fund’s total return may deviate more from the returns of the Russell 1000® Value Index, an all equity benchmark. The Fund seeks to produce a high level of current income from dividends, and, to a lesser extent, from option writing premiums.

The Fund may invest in master limited partnerships (“MLPs”) that are generally in energy- and financial-related industries and in U.S. and non-U.S. real estate investment trusts (“REITs”), as well as structured products, including equity-linked notes, to maximize the Fund’s current income.

The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Risks of Investing in the Fund,” as applicable, is revised as follows:

The paragraph entitled “Investment Style Risk” is deleted in its entirety.

The paragraph entitled “Mid Cap Securities Risk” is deleted in its entirety.

The paragraph entitled “Small Cap and Emerging Growth Securities Risk” is deleted in its entirety.

The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Risks of Investing in the Fund,” as applicable, is amended to add the following:

•	Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•
Income Producing Stock Availability Risk — Depending upon market conditions, income producing common stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.

•	Master Limited Partnerships (“MLPs”) Risk — The common units of an MLP are listed and traded on U.S. securities exchanges and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

•	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•	Structured Products Risk — Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Certain structured products may be thinly traded or have a limited trading market. In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero.

Investor A, B, C and Institutional | BLACKROCK U.S. OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf11_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock U.S. Opportunities Portfolio

(the “Fund”)

Supplement dated March 28, 2017 to the Summary Prospectuses, the

Prospectuses and the Statement of Additional Information of the Fund, each dated January 27, 2017

The Board of Trustees (the “Board”) of BlackRock FundsSM recently approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund and certain changes to the Fund’s investment objective, investment strategies and investment process. The name of the Fund will be “BlackRock High Equity Income Fund.” In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark index against which the Fund compares its performance. These changes are expected to become effective on or about June 12, 2017.

In addition, effective on or about June 12, 2017, the Board approved a reduction in the existing contractual expense caps for the Fund’s Investor A, Investor B, Investor C, Institutional, Service and Class R Shares. To achieve these expense caps, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment adviser, has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor B, Investor C, Institutional, Service and Class R Shares. BlackRock may recoup some of the waivers and reimbursements to the Fund in the following two fiscal years.

Accordingly, effective on or about June 12, 2017, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

Change in the Fund’s Name

BlackRock U.S. Opportunities Portfolio is renamed BlackRock High Equity Income Fund.

Change in the Fund’s Investment Objective

The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock U.S. Opportunities Portfolio — Investment Objective” or “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Investment Objective,” as applicable, is deleted in its entirety and replaced with the following:

The investment objective of BlackRock High Equity Income Fund (“High Equity Income” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek high current income with consideration for capital appreciation.

Change in the Fund’s Benchmark Index

Effective on or about June 12, 2017, the Fund is replacing the Russell Midcap® Index as a performance benchmark against which the Fund measures its performance with the Russell 1000 Value® Index.

Change in the Fund’s Contractual Expense Caps

The section of the Investor and Institutional Shares Summary Prospectus and the Investor and Institutional Shares Prospectus entitled “Key Facts About BlackRock U.S. Opportunities Portfolio — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 59 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-70 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	[1]	4.50%	[2]	1.00%	[3]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares
Management Fee[4]	0.94%		0.94%		0.94%		0.94%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		None
Other Expenses	0.28%		0.32%		0.26%		0.25%
Acquired Fund Fees and Expenses[5]	0.01%		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses[5]	1.48%		2.27%		2.21%		1.20%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.37)%		(0.41)%		(0.35)%		(0.34)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	1.11%		1.86%		1.86%		0.86%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” in the Fund’s prospectus for the complete schedule of CDSCs.)

[3]	There is no CDSC on Investor C Shares after one year.

[4]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 75, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[5]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.

[6]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 75, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.10% (for Investor A Shares), 1.85% (for Investor B and Investor C Shares) and 0.85% (for Institutional Shares) through January 31, 2019. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$632	$934	$1,257	$2,171
Investor B Shares	$639	$1,020	$1,378	$2,374
Investor C Shares	$289	$658	$1,153	$2,517
Institutional Shares	$88	$347	$627	$1,424

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor B Shares	$189	$670	$1,178	$2,374
Investor C Shares	$189	$658	$1,153	$2,517

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Changes in the Fund’s Investment Strategy and Investment Process

The section of the Summary Prospectuses and Prospectuses entitled “Key Facts about BlackRock U.S. Opportunities Portfolio — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Investment Strategies of the Fund” or “Details About the Funds — How Each Fund Invests — U.S. Opportunities — Principal Investment Strategies,” as applicable, is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities and equity-related instruments, including equity-linked notes. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. The Fund may invest up to 50% of its assets in equity-linked notes that provide exposure to equity securities and covered call options or other types of financial instruments.

With respect to the Fund’s equity investments, the Fund may invest in common stock, preferred stock, securities convertible into common and preferred stock and non-convertible preferred stock. The Fund generally intends to invest in dividend paying stocks. From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”). The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. BlackRock chooses investments for the Fund that it believes will both provide current income and current gains as well as increase in value over the long term.

The Fund’s portfolio, in the aggregate, will be structured in a manner designed to deliver high current income with consideration for capital appreciation.

The Fund intends to employ a strategy of writing (selling) covered call and put options on common stocks, indices of securities, sectors of securities and baskets of securities, primarily through structured notes. This option strategy is intended to generate current gains from option premiums as a means to enhance distributions payable to the Fund’s shareholders. As the Fund writes more covered call options, its ability to benefit from capital appreciation becomes more limited and the Fund’s total return may deviate more from the returns of the Russell 1000® Value Index, an all equity benchmark. The Fund seeks to produce a high level of current income from dividends, and, to a lesser extent, from option writing premiums.

The Fund may invest in master limited partnerships (“MLPs”) that are generally in energy- and financial-related industries and in U.S. and non-U.S. real estate investment trusts (“REITs”), as well as structured products, including equity-linked notes, to maximize the Fund’s current income.

The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Risks of Investing in the Fund,” as applicable, is revised as follows:

The paragraph entitled “Investment Style Risk” is deleted in its entirety.

The paragraph entitled “Mid Cap Securities Risk” is deleted in its entirety.

The paragraph entitled “Small Cap and Emerging Growth Securities Risk” is deleted in its entirety.

The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Risks of Investing in the Fund,” as applicable, is amended to add the following:

•	Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•
Income Producing Stock Availability Risk — Depending upon market conditions, income producing common stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.

•	Master Limited Partnerships (“MLPs”) Risk — The common units of an MLP are listed and traded on U.S. securities exchanges and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

•	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•	Structured Products Risk — Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Certain structured products may be thinly traded or have a limited trading market. In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero.

Service | BLACKROCK U.S. OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf11_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock U.S. Opportunities Portfolio

(the “Fund”)

Supplement dated March 28, 2017 to the Summary Prospectuses, the

Prospectuses and the Statement of Additional Information of the Fund, each dated January 27, 2017

The Board of Trustees (the “Board”) of BlackRock FundsSM recently approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund and certain changes to the Fund’s investment objective, investment strategies and investment process. The name of the Fund will be “BlackRock High Equity Income Fund.” In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark index against which the Fund compares its performance. These changes are expected to become effective on or about June 12, 2017.

In addition, effective on or about June 12, 2017, the Board approved a reduction in the existing contractual expense caps for the Fund’s Investor A, Investor B, Investor C, Institutional, Service and Class R Shares. To achieve these expense caps, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment adviser, has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor B, Investor C, Institutional, Service and Class R Shares. BlackRock may recoup some of the waivers and reimbursements to the Fund in the following two fiscal years.

Accordingly, effective on or about June 12, 2017, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

Change in the Fund’s Name

BlackRock U.S. Opportunities Portfolio is renamed BlackRock High Equity Income Fund.

Change in the Fund’s Investment Objective

The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock U.S. Opportunities Portfolio — Investment Objective” or “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Investment Objective,” as applicable, is deleted in its entirety and replaced with the following:

The investment objective of BlackRock High Equity Income Fund (“High Equity Income” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek high current income with consideration for capital appreciation.

Change in the Fund’s Benchmark Index

Effective on or about June 12, 2017, the Fund is replacing the Russell Midcap® Index as a performance benchmark against which the Fund measures its performance with the Russell 1000 Value® Index.

Change in the Fund’s Contractual Expense Caps

The section of the Service Shares Summary Prospectus and the Service Shares Prospectus entitled “Key Facts About BlackRock U.S. Opportunities Portfolio — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of BlackRock High Equity Income Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee[1]	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[2]	1.44%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.33)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,3]	1.11%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 43, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.

[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 43, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.10% of average daily net assets through January 31, 2019. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$113	$423	$756	$1,696

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Changes in the Fund’s Investment Strategy and Investment Process

The section of the Summary Prospectuses and Prospectuses entitled “Key Facts about BlackRock U.S. Opportunities Portfolio — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Investment Strategies of the Fund” or “Details About the Funds — How Each Fund Invests — U.S. Opportunities — Principal Investment Strategies,” as applicable, is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities and equity-related instruments, including equity-linked notes. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. The Fund may invest up to 50% of its assets in equity-linked notes that provide exposure to equity securities and covered call options or other types of financial instruments.

With respect to the Fund’s equity investments, the Fund may invest in common stock, preferred stock, securities convertible into common and preferred stock and non-convertible preferred stock. The Fund generally intends to invest in dividend paying stocks. From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”). The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. BlackRock chooses investments for the Fund that it believes will both provide current income and current gains as well as increase in value over the long term.

The Fund’s portfolio, in the aggregate, will be structured in a manner designed to deliver high current income with consideration for capital appreciation.

The Fund intends to employ a strategy of writing (selling) covered call and put options on common stocks, indices of securities, sectors of securities and baskets of securities, primarily through structured notes. This option strategy is intended to generate current gains from option premiums as a means to enhance distributions payable to the Fund’s shareholders. As the Fund writes more covered call options, its ability to benefit from capital appreciation becomes more limited and the Fund’s total return may deviate more from the returns of the Russell 1000® Value Index, an all equity benchmark. The Fund seeks to produce a high level of current income from dividends, and, to a lesser extent, from option writing premiums.

The Fund may invest in master limited partnerships (“MLPs”) that are generally in energy- and financial-related industries and in U.S. and non-U.S. real estate investment trusts (“REITs”), as well as structured products, including equity-linked notes, to maximize the Fund’s current income.

The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Risks of Investing in the Fund,” as applicable, is revised as follows:

The paragraph entitled “Investment Style Risk” is deleted in its entirety.

The paragraph entitled “Mid Cap Securities Risk” is deleted in its entirety.

The paragraph entitled “Small Cap and Emerging Growth Securities Risk” is deleted in its entirety.

The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Risks of Investing in the Fund,” as applicable, is amended to add the following:

•	Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•
Income Producing Stock Availability Risk — Depending upon market conditions, income producing common stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.

•	Master Limited Partnerships (“MLPs”) Risk — The common units of an MLP are listed and traded on U.S. securities exchanges and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

•	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•	Structured Products Risk — Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Certain structured products may be thinly traded or have a limited trading market. In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero.

Class R | BLACKROCK U.S. OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf11_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock U.S. Opportunities Portfolio

(the “Fund”)

Supplement dated March 28, 2017 to the Summary Prospectuses, the

Prospectuses and the Statement of Additional Information of the Fund, each dated January 27, 2017

The Board of Trustees (the “Board”) of BlackRock FundsSM recently approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund and certain changes to the Fund’s investment objective, investment strategies and investment process. The name of the Fund will be “BlackRock High Equity Income Fund.” In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark index against which the Fund compares its performance. These changes are expected to become effective on or about June 12, 2017.

In addition, effective on or about June 12, 2017, the Board approved a reduction in the existing contractual expense caps for the Fund’s Investor A, Investor B, Investor C, Institutional, Service and Class R Shares. To achieve these expense caps, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment adviser, has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor B, Investor C, Institutional, Service and Class R Shares. BlackRock may recoup some of the waivers and reimbursements to the Fund in the following two fiscal years.

Accordingly, effective on or about June 12, 2017, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

Change in the Fund’s Name

BlackRock U.S. Opportunities Portfolio is renamed BlackRock High Equity Income Fund.

Change in the Fund’s Investment Objective

The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock U.S. Opportunities Portfolio — Investment Objective” or “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Investment Objective,” as applicable, is deleted in its entirety and replaced with the following:

The investment objective of BlackRock High Equity Income Fund (“High Equity Income” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek high current income with consideration for capital appreciation.

Change in the Fund’s Benchmark Index

Effective on or about June 12, 2017, the Fund is replacing the Russell Midcap® Index as a performance benchmark against which the Fund measures its performance with the Russell 1000 Value® Index.

Change in the Fund’s Contractual Expense Caps

The section of the Class R Shares Prospectus entitled “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class R Shares of BlackRock High Equity Income Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R Shares
Management Fee[1]	0.94%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses[2]	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.73%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.37)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,3]	1.36%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.

[3]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets through January 31, 2019. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$138	$509	$904	$2,010

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Changes in the Fund’s Investment Strategy and Investment Process

The section of the Summary Prospectuses and Prospectuses entitled “Key Facts about BlackRock U.S. Opportunities Portfolio — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Investment Strategies of the Fund” or “Details About the Funds — How Each Fund Invests — U.S. Opportunities — Principal Investment Strategies,” as applicable, is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities and equity-related instruments, including equity-linked notes. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. The Fund may invest up to 50% of its assets in equity-linked notes that provide exposure to equity securities and covered call options or other types of financial instruments.

With respect to the Fund’s equity investments, the Fund may invest in common stock, preferred stock, securities convertible into common and preferred stock and non-convertible preferred stock. The Fund generally intends to invest in dividend paying stocks. From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”). The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. BlackRock chooses investments for the Fund that it believes will both provide current income and current gains as well as increase in value over the long term.

The Fund’s portfolio, in the aggregate, will be structured in a manner designed to deliver high current income with consideration for capital appreciation.

The Fund intends to employ a strategy of writing (selling) covered call and put options on common stocks, indices of securities, sectors of securities and baskets of securities, primarily through structured notes. This option strategy is intended to generate current gains from option premiums as a means to enhance distributions payable to the Fund’s shareholders. As the Fund writes more covered call options, its ability to benefit from capital appreciation becomes more limited and the Fund’s total return may deviate more from the returns of the Russell 1000® Value Index, an all equity benchmark. The Fund seeks to produce a high level of current income from dividends, and, to a lesser extent, from option writing premiums.

The Fund may invest in master limited partnerships (“MLPs”) that are generally in energy- and financial-related industries and in U.S. and non-U.S. real estate investment trusts (“REITs”), as well as structured products, including equity-linked notes, to maximize the Fund’s current income.

The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Risks of Investing in the Fund,” as applicable, is revised as follows:

The paragraph entitled “Investment Style Risk” is deleted in its entirety.

The paragraph entitled “Mid Cap Securities Risk” is deleted in its entirety.

The paragraph entitled “Small Cap and Emerging Growth Securities Risk” is deleted in its entirety.

The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Risks of Investing in the Fund,” as applicable, is amended to add the following:

•	Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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Income Producing Stock Availability Risk — Depending upon market conditions, income producing common stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.

•	Master Limited Partnerships (“MLPs”) Risk — The common units of an MLP are listed and traded on U.S. securities exchanges and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

•	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•	Structured Products Risk — Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Certain structured products may be thinly traded or have a limited trading market. In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero.